Note 6 - Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

Numerator for basic and diluted net loss per share:
Net loss available to common stockholders	$(730)	$(590)	$(1,597)	$(2,193)

Denominator for net loss per share:
Basic and diluted —weighted average shares of common stock outstanding	7,752	7,752	7,752	7,752

Net loss per share:
Basic and diluted	$(0.10)	$(0.07)	$(0.21)	$(0.28)

	Year Ended December 31,
(In thousands)	2013	2012

Numerator for basic and diluted net loss per share:
Net loss available to common shareholders:	$(2,663)	$(2,726)

Denominator for net loss per share:
Basic and diluted—weighted average shares of common stock outstanding	7,752	7,659